TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of components of (loss)/income before tax

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	617,090	(331,744)	(123,731)	(17,427)
PRC	(102,298)	1,458,494	3,231,090	455,089
Total (loss)/income before tax	514,792	1,126,750	3,107,359	437,662

Income tax expenses/(benefits)
Current income tax expenses	360	144,032	401,039	56,485
Deferred tax expenses/(benefits)	(64,221)	494,472	(141,613)	(19,946)
Income tax (benefits)/expenses	(63,861)	638,504	259,426	36,539

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Earnings before income taxes	514,792	1,126,750	3,107,359	437,662

Income tax expenses computed at PRC statutory
income tax rate of 25%	128,698	281,688	776,840	109,416
Additional deduction for R&D expenses	(11,095)	(13,516)	(19,397)	(2,732)
Non-deductible share-based compensation expenses	58,581	80,440	45,722	6,440
Non-deductible expenses and non-taxable income	9,415	(9,967)	5,378	757
Deferred tax assets writeoff related to closure entities	—	8,266	(401)	(56)
Expiration of tax loss	—	—	43,438	6,118
Effect of tax rate changes on deferred tax	—	—	725	102
Recognition of uncertain tax benefits	—	29,325	24,536	3,456
Change of valuation allowance	60,352	220,774	(609,815)	(85,891)
Effect of preferential tax rate	(158,362)	(18,626)	(48,123)	(6,778)
Effect of International tax rates	(155,242)	76,378	29,047	4,091
Prior-year tax filing difference	3,792	(16,258)	11,476	1,616

Income tax (benefits)/expenses	(63,861)	638,504	259,426	36,539

Schedule of Significant components of deferred taxes

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets
Donation	1,264	680	96
Accrued expenses	29,867	31,368	4,418
Accrued welfare	29,662	55,920	7,876
Impairment loss of long-lived assets and investments	327,764	4,568	643
Allowance for doubtful accounts	5,398	5,756	811
Tax losses	1,149,639	694,459	97,813
Valuation allowance	(1,335,125)	(442,669)	(62,349)

Total deferred tax assets, net	208,469	350,082	49,308

Schedule of unrecognized tax benefits roll-forward

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of year	54,956	80,930	11,399
Additions/(Deduction) based on tax positions related to the current year	25,974	(1,410)	(199)

Balance at end of year	80,930	79,520	11,200